Risk Management - Potential Immediate Impact on Contractual Service Margin, Other Comprehensive Income to Shareholders and Total Comprehensive Income to Shareholders (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Percentage of equity hedges in the dynamic program offset against hedged variable annuity liability	95.00%	95.00%
-30%
Disclosure of credit risk exposure [line items]
Variable annuity and segregated fund guarantees reported in CSM	$ (3,420)	$ (3,810)
Impact of risk mitigation - hedging	940	1,150
Impact of risk mitigation - reinsurance	1,670	1,850
VA net of risk mitigation	(810)	(810)
General fund equity	(1,140)	(940)
Contractual service margin (pre-tax)	(1,950)	(1,750)
Other comprehensive income attributed to shareholders (post-tax)	(840)	(730)
Total comprehensive income attributed to shareholders (post-tax)	(2,090)	(1,920)
-20%
Disclosure of credit risk exposure [line items]
Variable annuity and segregated fund guarantees reported in CSM	(2,110)	(2,370)
Impact of risk mitigation - hedging	560	700
Impact of risk mitigation - reinsurance	1,020	1,140
VA net of risk mitigation	(530)	(530)
General fund equity	(740)	(610)
Contractual service margin (pre-tax)	(1,270)	(1,140)
Other comprehensive income attributed to shareholders (post-tax)	(560)	(490)
Total comprehensive income attributed to shareholders (post-tax)	(1,380)	(1,290)
-10%
Disclosure of credit risk exposure [line items]
Variable annuity and segregated fund guarantees reported in CSM	(970)	(1,100)
Impact of risk mitigation - hedging	250	310
Impact of risk mitigation - reinsurance	470	530
VA net of risk mitigation	(250)	(260)
General fund equity	(370)	(300)
Contractual service margin (pre-tax)	(620)	(560)
Other comprehensive income attributed to shareholders (post-tax)	(280)	(240)
Total comprehensive income attributed to shareholders (post-tax)	(680)	(640)
+10%
Disclosure of credit risk exposure [line items]
Variable annuity and segregated fund guarantees reported in CSM	840	940
Impact of risk mitigation - hedging	(190)	(250)
Impact of risk mitigation - reinsurance	(400)	(450)
VA net of risk mitigation	250	240
General fund equity	370	290
Contractual service margin (pre-tax)	620	530
Other comprehensive income attributed to shareholders (post-tax)	270	230
Total comprehensive income attributed to shareholders (post-tax)	660	620
+20%
Disclosure of credit risk exposure [line items]
Variable annuity and segregated fund guarantees reported in CSM	1,580	1,760
Impact of risk mitigation - hedging	(350)	(450)
Impact of risk mitigation - reinsurance	(740)	(830)
VA net of risk mitigation	490	480
General fund equity	750	590
Contractual service margin (pre-tax)	1,240	1,070
Other comprehensive income attributed to shareholders (post-tax)	530	460
Total comprehensive income attributed to shareholders (post-tax)	1,320	1,240
+30%
Disclosure of credit risk exposure [line items]
Variable annuity and segregated fund guarantees reported in CSM	2,250	2,470
Impact of risk mitigation - hedging	(470)	(600)
Impact of risk mitigation - reinsurance	(1,050)	(1,150)
VA net of risk mitigation	730	720
General fund equity	1,110	870
Contractual service margin (pre-tax)	1,840	1,590
Other comprehensive income attributed to shareholders (post-tax)	790	680
Total comprehensive income attributed to shareholders (post-tax)	$ 1,970	$ 1,840